INVESTMENT IN UNCONSOLIDATED AFFILIATES	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
INVESTMENT IN UNCONSOLIDATED AFFILIATES
8.	INVESTMENT IN UNCONSOLIDATED AFFILIATES

We participate in three unconsolidated joint ventures, Tuberias Tigre — ADS Limitada (“Tigre ADS”), which is 50%-owned by our wholly-owned subsidiary ADS Chile, BaySaver Technologies, LLC (“BaySaver”), which is 55% owned by our wholly-owned subsidiary ADS Ventures, Inc, and Tigre-ADS USA, Inc. (“Tigre-ADS USA”), which is 49% owned by our wholly-owned subsidiary ADS Ventures, Inc.

Tigre ADS

Our investment in this unconsolidated joint venture was formed for the purpose of expanding upon our growth of manufacturing and selling HDPE corrugated pipe in the South American market via the joint venture partner’s local presence and expertise throughout the region. We are the guarantor of 50% of Tigre ADS’ credit facility, and the debt guarantee is shared equally with the joint venture partner. Our maximum potential payment under this guarantee totals $7,000. We are not required to consolidate Tigre ADS under ASC 810-10 as we are not the primary beneficiary, although we do hold a significant variable interest in Tigre ADS through our equity investment and debt guarantee. The results of Tigre ADS are accounted for in the condensed consolidated financial statements using the equity method of accounting. Our share of the loss of this joint venture is reported in the Condensed Consolidated Statements of Income under Equity in net loss of unconsolidated affiliates. Our investment in this joint venture is included in Other assets in the Condensed Consolidated Balance Sheets.

Summarized financial data as of the fiscal year ended March 31, 2014 and September 30, 2014 for the Tigre ADS joint venture is as follows:

	March 31, 2014		September 30, 2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure	As reported on Balance Sheet	Maximum Exposure
Investment in Tigre ADS	$22,029	$22,029	$21,490	$21,490
Receivable from Tigre ADS	8,899	8,899	5,234	5,234
ADS’ Guarantee of Tigre ADS Debt	—	7,000	—	7,000

BaySaver

On July 15, 2013, ADS Ventures, Inc., a wholly-owned subsidiary of the Company, BaySaver Technologies, Inc. (“BTI”) and Mid Atlantic Storm Water Research Center, Inc. entered into an LLC agreement to form a new joint venture, BaySaver. The joint venture was established to design, engineer, manufacture, market and sell water quality filters and separators used in the removal of sediment and pollution from storm water anywhere in the world except New Zealand, Australia and South Africa. The Company contributed $3,500 in cash, $1,285 in inventory, and other intangible assets with no carrying value, in exchange for a 55% equity interest and a 50% voting interest in BaySaver. We are not required to consolidate BaySaver under ASC 810-10 as we are not the primary beneficiary, although we do hold a significant variable interest in BaySaver through our equity investment. The Company accounts for its investment in BaySaver under the equity method of accounting. In connection with this investment, the Company acquired a call option to purchase the remaining 45% interest in BaySaver. Also, in connection with the investment, the Company granted a put option enabling the other equity holders to sell their remaining shares in BaySaver to the Company upon the passage of time or the occurrence of certain events. Our share of the income of this joint venture is reported in the Condensed Consolidated Statements of Income under Equity in net loss of unconsolidated affiliates. Our investment in this joint venture is included in Other assets in the Condensed Consolidated Balance Sheets.

Summarized financial data as of fiscal year ended March 31, 2104 and September 30, 2014 for the BaySaver joint venture is as follows:

	March 31, 2014		September 30, 2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure	As reported on Balance Sheet	Maximum Exposure
Investment in Baysaver	$5,202	$5,202	$5,217	$5,217
Receivable from Baysaver	6	6	216	216

Our share of the income of this joint venture is decreased by amortization expense relating to the basis difference between our cost basis in the investment and the basis reflected at the joint venture level. This basis difference is being recorded over the lives of the underlying assets which gave rise to the basis difference, which is 10 years. The unrecorded basis difference as of September 30, 2014 is $1,739.

Tigre-ADS USA

On April 7, 2014, ADS Ventures, Inc., a wholly-owned subsidiary of the Company, and Tigre S.A. — Tubos e Conexoes entered into a stock purchase agreement to form a new joint venture, Tigre-ADS USA Inc. The new joint venture was established to manufacture and sell PVC fittings for waterworks, plumbing, and HVAC applications primarily in the United States and Canadian markets. The Company acquired 49% of the outstanding shares of capital stock of Tigre USA, Inc. for $3,566. The new joint venture represents a continuation of the existing activities of Tigre USA through its Janesville, Wisconsin manufacturing facility. We are not required to consolidate Tigre-ADS USA under ASC 810-10 as we are not the primary beneficiary, although we do hold a significant variable interest in Tigre-ADS USA through our equity investment. The Company accounts for its investment in Tigre-ADS USA under the equity method of accounting. Our share of the loss of this joint venture is reported in the Condensed Consolidated Statements of Income under Equity in net loss of unconsolidated affiliates. Our investment in this joint venture is included in Other assets in the Condensed Consolidated Balance Sheets.

Summarized financial data as of September 30, 2014 for the Tigre-ADS USA joint venture is as follows:

(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure
Investment in Tigre-ADS USA	$3,406	$3,406
Receivable from Tigre-ADS USA	25	25

9.	INVESTMENT IN UNCONSOLIDATED AFFILIATES

We participate in two unconsolidated joint ventures, Tuberias Tigre — ADS Limitada (“Tigre ADS”), which is 50%-owned by our wholly-owned subsidiary ADS Chile, and BaySaver Technologies, LLC (“BaySaver”), which is 55% owned by our wholly-owned subsidiary ADS Ventures, Inc.

Tigre ADS

Our investment in this unconsolidated joint venture was formed for the purpose of expanding upon our growth of manufacturing and selling HDPE corrugated pipe in the South American market via the joint venture partner’s local presence and expertise throughout the region. We are the guarantor for 50% of Tigre ADS’ credit facility, and the debt guarantee is shared equally with the joint venture partner. Our maximum potential payment under this guarantee totals $7,000. We are not required to consolidate Tigre ADS under ASC 810-10 as we are not the primary beneficiary, although we do hold a significant variable interest in Tigre ADS through our equity investment and debt guarantee. The results of Tigre ADS are accounted for in the consolidated financial statements using the equity method of accounting. Our share of the income of this joint venture is reported in the Consolidated Statements of Income under Equity in net (income) loss of unconsolidated affiliates. Our investment in this joint venture is included in Other assets in the Consolidated Balance Sheets.

Summarized financial data as of the fiscal years ended March 31 for the Tigre ADS joint venture is as follows:

	2013		2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure	As reported on Balance Sheet	Maximum Exposure
Investment in Tigre ADS	$22,012	$22,012	$20,029	$20,029
Receivable from Tigre ADS	8,113	8,113	8,899	8,899
ADS’ Guarantee of Tigre ADS Debt	—	7,000	—	7,000

BaySaver

On July 15, 2013, ADS Ventures, Inc., a wholly-owned subsidiary of the Company, BaySaver Technologies, Inc. (“BTI”) and Mid Atlantic Storm Water Research Center, Inc. (“MASWRC”) entered into an LLC agreement to form a new joint venture, BaySaver. The joint venture was established to design, engineer, manufacture, market and sell water quality filters and separators used in the removal of sediment and pollution from storm water anywhere in the world except New Zealand, Australia and South Africa. The Company contributed $3,500 in cash, $1,285 in inventory, and other intangible assets with no carrying value, in exchange for a 55% equity interest and a 50% voting interest in BaySaver. We are not required to consolidate BaySaver under ASC 810-10 as we are not the primary beneficiary, although we do hold a significant variable interest in BaySaver through our equity investment. The Company accounts for its investment in BaySaver under the equity method of accounting. In connection with this investment, the Company acquired a call option to purchase the remaining 45% interest in BaySaver. Also, in connection with the investment, the Company granted a put option enabling the other equity holder to sell his remaining shares in BaySaver back to the Company upon the passage of time or the occurrence of certain events. Our share of the income of this joint venture is reported in the Consolidated Statements of Income under Equity in net (income) loss of unconsolidated affiliates. Our investment in this joint venture is included in Other assets in the Consolidated Balance Sheets.

Summarized financial data as of the fiscal year ended March 31 for the BaySaver joint venture is as follows:

	2014
(Amounts in thousands)	As reported on Balance Sheet	Maximum Exposure
Investment in BaySaver	$5,202	$5,202
Receivable from BaySaver	6	6

Our share of the income of this joint venture is decreased by amortization expense relating to the basis difference between our cost basis in the investment and the basis reflected at the joint venture level. This basis difference is being recorded over the lives of the underlying assets which gave rise to the basis difference, which is 10 years. The unrecorded basis difference as of March 31, 2014 is $1,837.